Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

14.   Related party transactions

Anglo Ardmore Ship Management Limited ("AASML")

AASML is a joint venture entity owned 50% each by the third-party technical manager Anglo-Eastern and Ardmore Shipping (Bermuda) Limited. AASML is accounted for under the equity method of accounting.

The carrying value of the investment as of December 31, 2024 and 2023 was not significant. AASML was incorporated in June 2017 and began providing technical management services exclusively to the Ardmore fleet on January 1, 2018.

The Company has entered into standard Baltic and International Maritime Council (“BIMCO”) ship management agreements with AASML for the provision of technical management services to 22 owned vessels of the Company’s fleet as of December 31, 2024 (2023: 22 vessels). AASML provides the vessels with a wide range of shipping services such as repairs and maintenance, provisioning and crewing.

Total management fees paid to AASML for the year ended December 31, 2024 were $3.7 million (2023:  $3.2 million and 2022:  $2.7 million), which are included in vessel operating expenses in the consolidated statements of operations.

Amounts due from/(to) AASML in respect of management fees were $Nil as of December 31, 2024 (2023: $Nil). Advances to AASML for technical management services as of December 31, 2024 were $2.6 million (2023:  $5.2 million) and are included in Advances and deposits in the consolidated balance sheets. Amounts payable to AASML for technical management services as of December 31, 2024 were $0.4 million (2023: $0.0 million), with $0.2 million (2023: $Nil) included in Accounts payable and $0.2 million (2023: $0.0 million) included in Accrued expenses and other liabilities in the consolidated balance sheets.